Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Earnings Per Share [Line Items]
Options Outstanding, In-The-Money	928,909
Number of options settled upon vesting by the issuance of new common shares	2,928,000	4,977,000	2,697,000
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ (304)	$ (5,873)	$ (628)
Net loss for basic and diluted loss per share available to common shareholders from discontinued operations	$ 0	$ 0	$ (18)
Weighted-average number of shares outstanding (000's) - basic and diluted	527,684,000	525,168,000	524,160,000
Basic and diluted loss per share from continuing operations (usd per share)	$ (0.58)	$ (11.18)	$ (1.20)
Basic and diluted loss per share from discontinued operations (usd per share)	$ 0.00	$ 0.00	$ (0.03)
Total basic and diluted loss per share (usd per share)	$ (0.58)	$ (11.18)	$ (1.23)
Restricted Share Unit [Member]
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	23,890,603